                         -----------------------------------------------------
                         SUN LIFE (N.Y.) VARIABLE
                         ACCOUNT A

                         Annual Report for the
                         Year Ended December 31, 1998

                         SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                               STATEMENT OF CONDITION
                                 DECEMBER 31, 1998

                                                                     SHARES        COST          VALUE
                                                                     -----         ----          -----
ASSETS:
  Investments in mutual funds:
    Massachusetts Investors Trust Class A ("MIT")                    79,982     $1,154,442     $1,619,501
    Massachusetts Investors Growth Stock Fund
      Class A ("MIG")                                                75,903        936,193      1,207,592
    MFS Total Return Fund Class A ("MTR")                           153,078      2,281,482      2,290,621
    MFS Growth Opportunities Fund Class A ("MGO")                    21,604        282,090        344,633
    MFS Research Fund Class A ("MFR")                                21,211        393,491        533,430
    MFS Bond Fund Class A  ("MFB")                                   43,952        575,848        584,161
    MFS Money Market Fund ("MCM")                                   235,124        235,124        235,124
    MFS Government Money Market Fund ("MCG")                         29,575         29,575         29,575
    MFS High Income Fund Class A ("MFH")                             51,580        264,389        263,933
    MFS World Governments Fund Class A ("MWG")                       18,305        202,099        193,280
    MFS Emerging Growth Fund Class A ("MEG")                         23,844        627,269      1,063,430
                                                                                ----------     ----------
NET ASSETS                                                                      $6,982,002     $8,365,280
                                                                                ----------     ----------
                                                                                ----------     ----------

NET ASSETS APPLICABLE TO OWNERS OF DEFERRED                          UNITS       UNIT VALUE      VALUE
   VARIABLE ANNUITY CONTRACTS:                                       -----       ----------      -----
    MIT                                                              23,908       $67.7826     $1,619,501
    MIG                                                              16,336        74.1777      1,207,592
    MTR                                                              51,043        46.1511      2,290,621
    MGO                                                               6,850        50.0882        344,633
    MFR                                                               9,981        53.4381        533,430
    MFB                                                              21,362        26.8571        584,161
    MCM                                                              14,005        16.7827        235,124
    MCG                                                               1,795        16.4692         29,575
    MFH                                                               9,605        27.7674        263,933
    MWG                                                               6,258        30.3299        193,280
    MEG                                                              14,523        73.6526      1,063,430
                                                                                               ----------
NET ASSETS                                                                                     $8,365,280
                                                                                               ----------
                                                                                               ----------

                                   See notes to financial statements.

                          SUN LIFE (N.Y.) VARIABLE ACCOUNT A


                               STATEMENT OF OPERATIONS

                             YEAR ENDED DECEMBER 31, 1998

                                                MIT            MIG            MTR            MGO            MFR             MFB
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------    -----------    -----------    -----------    -----------     -----------
Income and expenses:
  Dividend income and capital gain
    distributions received                     $ 90,273       $ 94,522       $372,952        $36,419        $19,402        $42,607
  Mortality and expense risk charges             18,525         11,857         33,602          3,756          6,209          7,881
                                               --------       --------       --------        -------        -------        -------
           Net investment income (loss)          71,748         82,665        339,350         32,663         13,193         34,726
                                               --------       --------       --------        -------        -------        -------
Realized and unrealized gains
  (losses):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                     228,436        110,577      1,228,612         31,436         60,356        175,086
        Cost of investments sold                152,931         85,661        907,637         20,506         34,629        165,140
                                               --------       --------       --------        -------        -------        -------
           Net realized gains (losses)           75,505         24,916        320,975         10,930         25,727          9,946
                                               --------       --------       --------        -------        -------        -------
Net unrealized appreciation
  (depreciation) on investments:
      End of year                               465,059        271,399          9,139         62,543        139,939          8,313
      Beginning of year                         333,710         86,585        405,828         35,099         85,388         31,630
                                               --------       --------       --------        -------        -------        -------
           Change in unrealized
              appreciation (depreciation)       131,349        184,814       (396,689)        27,444         54,551        (23,317)
                                               --------       --------       --------        -------        -------        -------
           Realized and unrealized gains
             (losses)                           206,854        209,730        (75,714)        38,374         80,278        (13,371)
                                               --------       --------       --------        -------        -------        -------
  Increase in net assets
    from operations                            $278,602       $292,395       $263,636        $71,037        $93,471        $21,355
                                               --------       --------       --------        -------        -------        -------
                                               --------       --------       --------        -------        -------        -------

                                                MCM            MCG            MFH            MWG            MEG
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT        TOTAL
                                            -----------    -----------    -----------    -----------    -----------        -----
Income and expenses:
  Dividend income and capital gain
    distributions received                     $ 11,831        $ 3,346       $ 27,421       $ 12,445       $  9,594     $  720,812
  Mortality and expense risk charges              3,147            915          4,133          3,513         12,854        106,392
                                               --------        -------       --------       --------       --------     ----------
           Net investment income (loss)           8,684          2,431         23,288          8,932         (3,260)       614,420
                                               --------        -------       --------       --------       --------     ----------
Realized and unrealized gains
  (losses):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                     177,887         56,198        113,977        224,319        218,874      2,625,758
        Cost of investments sold                177,887         56,198        104,106        245,174        102,321      2,052,190
                                               --------        -------       --------       --------       --------     ----------
           Net realized gains (losses)             -              -             9,871        (20,855)       116,553        573,568
                                               --------        -------       --------       --------       --------     ----------
Net unrealized appreciation
  (depreciation) on investments:
      End of year                                  -              -              (456)        (8,819)       436,161      1,383,278
      Beginning of year                            -              -            27,936        (30,285)       334,351      1,310,242
                                               --------        -------       --------       --------       --------     ----------
           Change in unrealized
              appreciation (depreciation)          -              -           (28,392)        21,466        101,810         73,036
                                               --------        -------       --------       --------       --------     ----------
           Realized and unrealized gains
             (losses)                              -              -           (18,521)           611        218,363        646,604
                                               --------        -------       --------       --------       --------     ----------
  Increase in net assets
    from operations                            $  8,684        $ 2,431       $  4,767       $  9,543       $215,103     $1,261,024
                                               --------        -------       --------       --------       --------     ----------
                                               --------        -------       --------       --------       --------     ----------

                                    See notes to financial statements.

                          SUN LIFE (N.Y.) VARIABLE ACCOUNT A


                         STATEMENTS OF CHANGES IN NET ASSETS

                        YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                          MIT                           MIG                           MTR
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                      ------------                  ------------                  -----------
                                                  1998           1997           1998           1997           1998           1997
                                                  ----           ----           ----           ----           ----           ----
Operations:
  Net investment income                      $   71,748     $   88,369     $   82,665       $ 98,956     $  339,350     $  236,442
  Net realized gains (losses)                    75,505         38,521         24,916         (3,324)       320,975        103,102
  Net unrealized gains (losses)                 131,349        191,088        184,814        118,819       (396,689)        76,192
                                             ----------     ----------     ----------       --------     ----------     ----------
Increase in net assets from operations          278,602        317,978        292,395        214,451        263,636        415,736
                                             ----------     ----------     ----------       --------     ----------     ----------
Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                   66,096         54,860         22,531         26,278         28,124         91,990
    Net transfers between Sub-Accounts
      and Fixed Accounts                         58,862         75,536        263,215         20,971         (8,578)       114,657
    Withdrawals, surrenders and account
      fees                                     (135,666)      (149,210)       (66,695)       (44,311)      (756,937)      (398,900)
                                             ----------     ----------     ----------       --------     ----------     ----------
Net contract owner activity                     (10,708)       (18,814)       219,051          2,938       (737,391)      (192,253)
                                             ----------     ----------     ----------       --------     ----------     ----------
  Increase (decrease) in net assets             267,894        299,164        511,446        217,389       (473,755)       223,483
Net Assets:
  Beginning of year                           1,351,607      1,052,443        696,146        478,757      2,764,376      2,540,893
                                             ----------     ----------     ----------       --------     ----------     ----------
  End of year                                $1,619,501     $1,351,607     $1,207,592       $696,146     $2,290,621     $2,764,376
                                             ----------     ----------     ----------       --------     ----------     ----------
                                             ----------     ----------     ----------       --------     ----------     ----------

                                                          MGO                           MFR                           MFB
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                      ------------                  ------------                  -----------
                                                  1998           1997           1998           1997           1998           1997
                                                  ----           ----           ----           ----           ----           ----
Operations:
  Net investment income                        $ 32,663       $ 28,971       $ 13,193       $ 14,434       $ 34,726     $   44,237
  Net realized gains (losses)                    10,930          6,374         25,727         17,196          9,946        (35,601)
  Net unrealized gains (losses)                  27,444         12,174         54,551         33,068        (23,317)        57,644
                                               --------       --------       --------       --------       --------     ----------
Increase in net assets from operations           71,037         47,519         93,471         64,698         21,355         66,280
                                               --------       --------       --------       --------       --------     ----------
Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                    4,092          4,030         17,561         15,074         47,843        191,747
    Net transfers between Sub-Accounts
      and Fixed Accounts                         37,874           (357)        36,184        130,826       (125,568)      (159,325)
    Withdrawals, surrenders and account
      fees                                      (28,036)       (12,299)       (51,835)       (42,302)       (42,901)      (459,087)
                                               --------       --------       --------       --------       --------     ----------
Net contract owner activity                      13,930         (8,626)         1,910        103,598       (120,626)      (426,665)
                                               --------       --------       --------       --------       --------     ----------
  Increase (decrease) in net assets              84,967         38,893         95,381        168,296        (99,271)      (360,385)
Net Assets:
  Beginning of year                             259,666        220,773        438,049        269,753        683,432      1,043,817
                                               --------       --------       --------       --------       --------     ----------
  End of year                                  $344,633       $259,666       $533,430       $438,049       $584,161     $  683,432
                                               --------       --------       --------       --------       --------     ----------
                                               --------       --------       --------       --------       --------     ----------

                                                                   (Continued)

                          SUN LIFE (N.Y.) VARIABLE ACCOUNT A


                         STATEMENTS OF CHANGES IN NET ASSETS

                        YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                          MCM                           MCG                           MFH
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                      ------------                  ------------                  -----------
                                                  1998           1997           1998           1997           1998           1997
                                                  ----           ----           ----           ----           ----           ----
Operations:
  Net investment income (expense)              $  8,684       $ 10,642       $  2,431       $  2,469      $  23,288       $ 30,208
  Net realized gains (losses)                      -              -              -              -             9,871          1,291
  Net unrealized gains (losses)                    -              -              -              -           (28,392)        14,457
                                               --------       --------       --------       --------      ---------       --------
Increase (decrease) in net assets
  from operations                                 8,684         10,642          2,431          2,469          4,767         45,956
                                               --------       --------       --------       --------      ---------       --------
Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                   21,471         20,251         12,068          2,302          1,602          1,698
    Net transfers between Sub-Accounts
      and Fixed Accounts                        (17,337)       (82,830)       (54,219)       (20,869)       (44,464)             -
    Withdrawals, surrenders and
      account fees                              (58,356)       (10,040)        (1,371)        (5,892)       (65,615)       (96,943)
                                               --------       --------       --------       --------      ---------       --------
Net contract owner activity                     (54,222)       (72,619)       (43,522)       (24,459)      (108,477)       (95,245)
                                               --------       --------       --------       --------      ---------       --------
  Increase (decrease) in net assets             (45,538)       (61,977)       (41,091)       (21,990)      (103,710)       (49,289)
Net Assets:
  Beginning of year                             280,662        342,639         70,666         92,656        367,643        416,932
                                               --------       --------       --------       --------      ---------       --------
  End of year                                  $235,124       $280,662        $29,575        $70,666      $ 263,933       $367,643
                                               --------       --------       --------       --------      ---------       --------
                                               --------       --------       --------       --------      ---------       --------

                                                          MWG                           MEG
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                     TOTAL
                                                      -----------                   -----------                     -----
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                      ------------                  ------------                  -----------
                                                  1998           1997           1998           1997           1998           1997
                                                  ----           ----           ----           ----           ----           ----
Operations:
  Net investment income (expense)             $   8,932       $ 10,913     $   (3,260)     $  (3,208)   $   614,420    $   562,433
  Net realized gains (losses)                   (20,855)       (17,136)       116,553        132,937        573,568        243,360
  Net unrealized gains (losses)                  21,466            903        101,810         37,672         73,036        542,017
                                              ---------       --------     ----------      ---------    -----------    -----------
Increase (decrease) in net assets
  from operations                                 9,543         (5,320)       215,103        167,401      1,261,024      1,347,810
                                              ---------       --------     ----------      ---------    -----------    -----------
Contract Owner Transactions:
  Accumulation Activity:
    Purchase payments received                    5,054         66,047         28,961         27,670        255,403        501,947
    Net transfers between Sub-Accounts
      and Fixed Accounts                       (112,998)       (82,359)       (57,971)        43,886        (25,000)        40,136
    Withdrawals, surrenders and
      account fees                              (81,987)       (75,626)      (109,475)      (229,670)    (1,398,884)    (1,524,280)
                                              ---------       --------     ----------      ---------    -----------    -----------
Net contract owner activity                    (189,941)       (91,938)      (138,485)      (158,114)    (1,168,481)      (982,197)
                                              ---------       --------     ----------      ---------    -----------    -----------
  Increase (decrease) in net assets            (180,398)       (97,258)        76,618          9,287         92,543        365,613
Net Assets:
  Beginning of year                             373,678        470,936        986,812        977,525      8,272,737      7,907,124
                                              ---------       --------     ----------      ---------    -----------    -----------
  End of year                                 $ 193,280       $373,678     $1,063,430      $ 986,812    $ 8,365,280    $ 8,272,737
                                              ---------       --------     ----------      ---------    -----------    -----------
                                              ---------       --------     ----------      ---------    -----------    -----------

                                                                   (Concluded)
                                    See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

     The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT VALUATIONS

     Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

     Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

     FEDERAL INCOME TAX STATUS

     The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3)  CONTRACT CHARGES

     A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

     Each year on the contract anniversary, a contract maintenance charge ("Account Fee") of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee is deducted pro rata from each annuity payment made during the year.

     The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                     MIT                           MIG                           MTR
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                 -----------                   -----------                   -----------
                                                 YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                 ------------                  ------------                  ------------
                                             1998           1997           1998           1997           1998           1997
                                             ----           ----           ----           ----           ----           ----
Units outstanding, beginning of year        24,219         24,506         13,024         13,107         67,638         72,562
  Units purchased                            1,019          1,081            360            531            565          2,518
  Units transferred between

    Sub-Accounts and Fixed Accounts            941          1,654          3,998            446           (214)         3,183
  Units withdrawn and surrendered           (2,271)        (3,022)        (1,046)        (1,060)       (16,946)       (10,625)
                                            ------         ------         ------         ------        -------        -------
Units outstanding, end of year              23,908         24,219         16,336         13,024         51,043         67,638
                                            ------         ------         ------         ------        -------        -------
                                            ------         ------         ------         ------        -------        -------

                                                     MGO                           MFR                           MFB
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                 -----------                   -----------                   -----------
                                                 YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                 ------------                  ------------                  ------------
                                             1998           1997           1998           1997           1998           1997
                                             ----           ----           ----           ----           ----           ----
Units outstanding, beginning of year         6,582          6,814          9,945          7,286         25,870         43,291
  Units purchased                               93            111            362            341          1,799          8,049
  Units transferred between
    Sub-Accounts and Fixed Accounts            793            (10)           738          3,373         (4,699)        (6,684)
Units withdrawn and surrendered               (618)          (333)        (1,064)        (1,055)        (1,608)       (18,786)
                                            ------         ------         ------         ------        -------        -------
Units outstanding, end of year               6,850          6,582          9,981          9,945         21,362         25,870
                                            ------         ------         ------         ------        -------        -------
                                            ------         ------         ------         ------        -------        -------

                                                    MCM                           MCG                           MFH
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                 -----------                   -----------                   -----------
                                                 YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                 ------------                  ------------                  ------------
                                             1998           1997           1998           1997           1998           1997
                                             ----           ----           ----           ----           ----           ----
Units outstanding, beginning of year        17,324         21,922          4,440          6,013         13,294         16,765
  Units purchased                            1,313          1,276            734            147             58             65
  Units transferred between
    Sub-Accounts and Fixed Accounts         (1,077)        (5,243)        (3,295)        (1,349)        (1,518)          -
Units withdrawn and surrendered             (3,555)          (631)           (84)          (371)        (2,229)        (3,536)
                                            ------         ------         ------         ------        -------        -------
Units outstanding, end of year              14,005         17,324          1,795          4,440          9,605         13,294
                                            ------         ------         ------         ------        -------        -------
                                            ------         ------         ------         ------        -------        -------

                                                     MWG                          MEG
                                                 SUB-ACCOUNT                   SUB-ACCOUNT
                                                 -----------                   -----------
                                                 YEAR ENDED                    YEAR ENDED
                                                 DECEMBER 31,                  DECEMBER 31,
                                                 ------------                  ------------
                                             1998           1997           1998           1997
                                             ----           ----           ----           ----
Units outstanding, beginning of year        12,546         15,694         16,548         19,505
  Units purchased                              177          2,245            452            476
  Units transferred between
    Sub-Accounts and Fixed Accounts         (3,735)        (2,790)          (815)           844
Units withdrawn and surrendered             (2,730)        (2,603)        (1,662)        (4,277)
                                            ------         ------         ------         ------
Units outstanding, end of year               6,258         12,546         14,523         16,548
                                            ------         ------         ------         ------
                                            ------         ------         ------         ------

                                                      * * * * *

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account A and the Board of Directors of Sun Life Insurance and Annuity Company of New
   York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account A (the "Variable Account") as of December 31, 1998, the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1998, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

February 4, 1999